UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08797

Name of Fund:  BlackRock Series, Inc.

BlackRock International Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2020

Date of reporting period: 04/30/2020

Item 1 – Report to Stockholders

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Series, Inc.

•	BlackRock International Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For much of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, leading countries around the world took economically disruptive countermeasures, causing equity prices to fall sharply. While markets have since recovered some of these losses as countries around the world begin reopening, there is still significant uncertainty surrounding the long-term impact of the pandemic on the global economy.

Returns for most securities were robust for the first three quarters of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. However, once stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off and unemployment claims spiked. With large portions of the global economy on hold, all types of international equities ended the reporting period with negative performance, while in the U.S. only large-capitalization stocks delivered a slightly positive return.

The performance of different types of fixed-income securities diverged substantially due to a reduced investor appetite for risk. Treasuries benefited from the risk-off environment, and posted healthy returns, as the 10-year yield (which is inversely related to bond prices) fell to an all-time low. Investment-grade corporate bonds also delivered a positive return, while high-yield corporates were down due to credit concerns.

The U.S. Federal Reserve (the “Fed”) reduced interest rates three times in 2019, to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also announced a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruption is certain to hurt worldwide economic growth, the global expansion is likely to continue once the impact of the outbreak subsides. Nonetheless, there are promising signs that a strong coordinated monetary and fiscal response is underway, both in the United States and abroad. With measures being taken to contain the virus and provide support to impacted businesses and individuals, we anticipate a sharp increase in economic activity as life returns to normal.

Overall, we favor a neutral stance toward risk, given the uncertainty surrounding the economic impact of coronavirus countermeasures. Among equities, we see an advantage in U.S. stocks compared to other developed markets, given the diversity of the U.S. economy and the impressive scope of monetary and fiscal stimulus. In bonds, the swift action taken by the world’s central banks means there are attractive opportunities in credit, and we expect credit spreads to narrow as markets stabilize. Both U.S. Treasuries and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2020
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(3.16)%	0.86%
U.S. small cap equities (Russell 2000® Index)	(15.47)	(16.39)
International equities (MSCI Europe, Australasia, Far East Index)	(14.21)	(11.34)
Emerging market equities (MSCI Emerging Markets Index)	(10.50)	(12.00)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.85	2.07
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	10.73	19.78
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.86	10.84
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.26)	2.21
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(6.60)	(4.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of April 30, 2020	BlackRock International Fund

Investment Objective

BlackRock International Fund’s (the “Fund”) investment objective is to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States.

On November 13, 2019, the Board of Directors of the Fund approved a change in the fiscal year-end of the Fund, effective as of May 31, 2020, from October 31 to May 31.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended April 30, 2020, the Fund outperformed its benchmark, the MSCI All Country World Index ex-USA.

What factors influenced performance?

During the period, a lack of exposure to the energy sector drove most of the Fund’s outperformance, while stock selection within materials and real estate also contributed to relative returns. Holdings in the French video gaming company Ubisoft Entertainment SA, the U.S. payments firm PayPal Holdings, Inc. and the Chinese integrated technology/ drug development company Wuxi Biologics Cayman, Inc. were the largest individual contributors during the six-month period. Ubisoft Entertainment performed well as gaming companies benefited from social distancing policies to combat the spread of the coronavirus. Shares of PayPal and Wuxi Biologics posted gains on strong earnings results.

Conversely, stock selection within the financials sector was the main detractor from relative performance. A lack of exposure to utilities and negative security selection within information technology also detracted. The Fund’s positions in Indusind Bank Ltd. (India), U.S.-based ON Semiconductor Corp. and Banco do Brasil SA represented the largest individual detractors. Shares of Indusind Bank and Banco do Brasil plunged as financials were the second-worst performing sector in the first quarter of 2020, and emerging market banks in particular were not immune to the sell-off. Investor fears surrounding the Indian government’s intervention in Yes Bank further impacted Indusind’s share price. In the case of ON Semiconductor, the company’s earnings forecast was revised downward, with the company announcing a profit warning and restructuring in early March due to coronavirus-related disruptions to supply and demand.

Describe recent portfolio activity.

The largest change to the Fund’s active positioning during the period was an increase in its consumer staples exposure, from a significant underweight to a modest overweight. The change was mainly driven by the Fund’s purchases of British-Dutch consumer goods company Unilever NV, Dutch brewer Heineken NV and U.S.-based food company Mondelez International, Inc. The Fund’s industrials exposure, especially within machinery and electrical equipment companies, also was increased during the period. In contrast, a significant underweight to financials, especially among banks, was increased by the sale of emerging market banks in order to reduce overall portfolio risk. Lastly, real estate exposure was eliminated due to the investment adviser’s lack of fundamental conviction in the sector.

Describe portfolio positioning at period end.

The Fund’s largest overweight positions were to the communication services, consumer discretionary and consumer staples sectors, while the largest underweights were to financials, energy and utilities. On a regional basis, the most significant overweights were in the United States and Europe ex-U.K., especially the Netherlands and Germany, while the largest regional underweights were in Australia, China and Taiwan.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock International Fund

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(12.65)%	(9.22)%	N/A	0.94%	N/A	3.88%	N/A
Investor A	(12.75)	(9.47)	(14.22)%	0.62	(0.46)%	3.53	2.97%
Investor C	(13.07)	(10.10)	(10.99)	(0.26)	(0.26)	2.60	2.60
Class K	(12.60)	(9.12)	N/A	0.98	N/A	3.90	N/A
Class R	(12.86)	(9.64)	N/A	0.34	N/A	3.23	N/A
MSCI All Country World Index ex-USA(c)	(13.22)	(11.51)	N/A	(0.17)	N/A	2.89	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund invests primarily in stocks of companies located outside the United States.
(c)	A free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$873.50	$4.20	$1,000.00	$1,020.72	$4.53	0.89%
Investor A	1,000.00	872.50	5.38	1,000.00	1,019.46	5.80	1.14
Investor C	1,000.00	869.30	8.91	1,000.00	1,015.68	9.60	1.89
Class K	1,000.00	874.00	3.90	1,000.00	1,021.04	4.21	0.83
Class R	1,000.00	871.40	6.56	1,000.00	1,018.20	7.07	1.39

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Unilever NV	6%
FANUC Corp.	6
PayPal Holdings, Inc.	6
Sony Corp.	5
Burberry Group PLC	5
Volkswagen AG, Preference Shares	5
Recruit Holdings Co. Ltd.	4
Knorr-Bremse AG	4
Ping An Insurance Group Co. of China Ltd., H Shares	4
Cadence Design Systems, Inc.	4

GEOGRAPHIC ALLOCATION

Country/Geographic Allocation	Percent of Net Assets
United States	22%
Japan	15
United Kingdom	13
Germany	10
France	7
China	6
Netherlands	5
Brazil	4
Canada	3
South Korea	3
Switzerland	3
Italy	3
Spain	3
Iceland	3
Russia	2
Singapore	1
Portugal	1
Liabilities in Excess of Other Assets	(4)

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Class R Shares performance shown prior to the Class R Shares inception date of August 15, 2011 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class R Shares fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waivers and/or reimbursements, the Fund’s performance would have been lower. With respect to the Fund’s contractual waivers, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreements. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on November 1, 2019 and held through April 30, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance  (continued)

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

ABOUT FUND PERFORMANCE/DISCLOSURE OF EXPENSES	7

Schedule of Investments (unaudited) April 30, 2020	BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.9%

Brazil — 4.0%
Banco do Brasil SA	1,280,594	$6,671,551
Notre Dame Intermedica Participacoes SA	960,723	9,718,710
XP, Inc., Class A (a)(b)	270,144	6,796,823

		23,187,084

Canada — 3.4%
Rogers Communications, Inc., Class B	470,195	19,693,501

China — 6.3%
Ping An Insurance Group Co. of China Ltd., H Shares	2,026,500	20,622,194
Wuxi Biologics Cayman, Inc. (a)(c)	1,046,000	16,282,477

		36,904,671

France — 7.1%
Schneider Electric SE	202,679	18,730,128
Ubisoft Entertainment SA (a)	158,756	11,808,618
Worldline SA (a)(c)	164,847	11,165,026

		41,703,772

Germany — 10.1%
Knorr-Bremse AG	223,670	20,802,187
MorphoSys AG (a)	110,965	11,641,563
Volkswagen AG, Preference Shares	190,876	26,556,927

		59,000,677

Iceland — 2.5%
Marel HF	3,358,059	14,394,652

Italy — 2.8%
Intesa Sanpaolo SpA	10,449,363	16,316,788

Japan — 14.6%
FANUC Corp.	198,800	32,446,816
Recruit Holdings Co. Ltd.	844,900	24,646,744
Sony Corp.	440,900	28,373,728

		85,467,288

Netherlands — 5.4%
Heineken NV	240,670	20,471,442
Koninklijke DSM NV	88,646	10,864,667

		31,336,109

Security	Shares	Value

Portugal — 1.0%
Banco Comercial Portugues SA, Class R	52,209,455	$5,841,431

Russia — 1.6%
Sberbank of Russia PJSC — ADR	881,308	9,356,361

Singapore — 1.5%
Sea Ltd. — ADR (a)(b)	152,795	8,492,346

South Korea — 3.2%
LG Chem Ltd.	59,881	18,605,824

Spain — 2.5%
Masmovil Ibercom SA (a)	789,027	14,898,319

Switzerland — 2.8%
Roche Holding AG	47,791	16,549,898

United Kingdom — 13.3%
Burberry Group PLC	1,552,614	26,958,717
Unilever NV	735,410	36,623,062
Vodafone Group PLC	10,245,716	14,453,303

		78,035,082

United States — 17.8%
Cadence Design Systems, Inc. (a)	252,675	20,499,523
Marvell Technology Group Ltd. (b)	483,604	12,931,571
Mondelez International, Inc., Class A	290,305	14,933,289
Otis Worldwide Corp. (a)	236,242	12,027,080
PayPal Holdings, Inc. (a)	261,437	32,156,751
Viavi Solutions, Inc. (a)	944,504	11,409,608

		103,957,822

Total Long-Term Investments — 99.9% (Cost: $582,537,159)		583,741,625

Short-Term Securities — 4.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.12%(d)(f)	18,477,430	18,477,430
SL Liquidity Series, LLC, Money Market Series,
0.79%(d)(e)(f)	8,087,134	8,093,604

Total Short-Term Securities — 4.5% (Cost: $26,564,006)		26,571,034

Total Investments — 104.4% (Cost: $609,101,165)		610,312,659

Liabilities in Excess of Other Assets — (4.4)%		(25,898,405)

Net Assets — 100.0%		$584,414,254

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock International Fund

(f)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	18,477,430(b	)	—		18,477,430	$18,477,430	$113,735		$89	$—
SL Liquidity Series, LLC, Money Market Series	10,257,968	—		(2,170,834	)(b)	8,087,134	8,093,604	10,885(c	)	(9,859)	7,028

							$26,571,034	$124,620		$(9,770)	$7,028

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ADR         American Depositary Receipt

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Loss from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	$—	$—	$—	$(9,769)	$—	$—	$(9,769)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	—	(a)
Average amounts sold — in USD	—	(a)

(a)	Derivative not held at quarter-end. The amounts shown in the Statement of Operations reflect the results of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$23,187,084	$—	$—	$23,187,084
Canada	19,693,501	—	—	19,693,501
China	—	36,904,671	—	36,904,671
France	—	41,703,772	—	41,703,772
Germany	—	59,000,677	—	59,000,677
Iceland	—	14,394,652	—	14,394,652
Italy	—	16,316,788	—	16,316,788
Japan	—	85,467,288	—	85,467,288
Netherlands	20,471,442	10,864,667	—	31,336,109
Portugal	—	5,841,431	—	5,841,431
Russia	—	9,356,361	—	9,356,361
Singapore	8,492,346	—	—	8,492,346
South Korea	—	18,605,824	—	18,605,824
Spain	—	14,898,319	—	14,898,319
Switzerland	—	16,549,898	—	16,549,898

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock International Fund

	Level 1	Level 2	Level 3	Total
United Kingdom	$—	$78,035,082	$—	$78,035,082
United States	103,957,822	—	—	103,957,822
Short-Term Securities	18,477,430	—	—	18,477,430

Subtotal	$194,279,625	$407,939,430	$—	$602,219,055

Investments Valued at NAV(a)				8,093,604

Total Investments				$610,312,659

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

April 30, 2020

BlackRock International Fund

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $7,833,308) (cost — $582,537,159)	$583,741,625
Investments at value — affiliated (cost — $26,564,006)	26,571,034
Foreign currency at value (cost — $208,149)	196,294
Receivables:
Capital shares sold	1,081,751
Dividends — unaffiliated	3,145,259
Dividends — affiliated	2,491
Investments sold	10,670,104
Securities lending income — affiliated	4,481
From the Manager	42,661
Prepaid expenses	65,698

Total assets	625,521,398

LIABILITIES
Cash collateral on securities loaned at value	8,095,305
Payables:
Investments purchased	29,673,373
Capital shares redeemed	2,475,393
Investment advisory fees	338,483
Service and distribution fees	98,075
Directors’ and Officer’s fees	4,655
Other affiliates	1,428
Other accrued expenses	420,432

Total liabilities	41,107,144

NET ASSETS	$584,414,254

NET ASSETS CONSIST OF
Paid-in capital	$620,768,693
Accumulated loss	(36,354,439)

NET ASSETS	$584,414,254

NET ASSET VALUE
Institutional — Based on net assets of $178,605,335 and 12,204,445 shares outstanding, 100 million shares authorized, $0.0001 par value	$14.63

Investor A — Based on net assets of $338,484,702 and 23,667,694 shares outstanding, 100 million shares authorized, $0.0001 par value	$14.30

Investor C — Based on net assets of $37,679,454 and 2,827,612 shares outstanding, 100 million shares authorized, $0.0001 par value	$13.33

Class K — Based on net assets of $24,196,963 and 1,653,297 shares outstanding, 2 billion shares authorized, $0.0001 par value	$14.64

Class R — Based on net assets of $5,447,800 and 379,139 shares outstanding, 100 million shares authorized, $0.0001 par value	$14.37

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statement of Operations  (unaudited)

Six Months Ended April 30, 2020

BlackRock International Fund

INVESTMENT INCOME
Dividends — unaffiliated	$3,386,370
Dividends — affiliated	113,735
Securities lending — affiliated — net	10,885
Foreign taxes withheld	(410,820)

Total investment income	3,100,170

EXPENSES
Investment advisory	2,345,781
Service and distribution — class specific	719,523
Transfer agent — class specific	684,189
Registration	71,033
Professional	63,265
Custodian	57,784
Accounting services	40,611
Printing	23,137
Directors and Officer	6,472
Miscellaneous	15,489

Total expenses	4,027,284
Less:
Fees waived and/or reimbursed by the Manager	(21,798)
Transfer agent fees waived and/or reimbursed — class specific	(467,294)

Total expenses after fees waived and/or reimbursed	3,538,192

Net investment loss	(438,022)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,010,980)
Investments — affiliated	(9,859)
Capital gain distributions from investment companies — affiliated	89
Forward foreign currency exchange contracts	(9,769)
Foreign currency transactions	(90,465)

(13,120,984)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(68,240,442)
Investments — affiliated	7,028
Foreign currency translations	41,860

(68,191,554)

Net realized and unrealized loss	(81,312,538)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(81,750,560)

See notes to financial statements.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock International Fund
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(438,022)	$6,693,071
Net realized loss	(13,120,984)	(16,016,846)
Net change in unrealized appreciation (depreciation)	(68,191,554)	81,289,725

Net increase (decrease) in net assets resulting from operations	(81,750,560)	71,965,950

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,174,874)	(2,908,788)
Investor A	(3,829,227)	(4,101,774)
Investor C	(227,287)	(245,734)
Class K	(227,297)	(79,676)
Class R	(39,491)	(174,833)

Decrease in net assets resulting from distributions to shareholders	(6,498,176)	(7,510,805)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	24,285,189	49,994,632

NET ASSETS
Total increase (decrease) in net assets	(63,963,547)	114,449,777
Beginning of period	648,377,801	533,928,024

End of period	$584,414,254	$648,377,801

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock International Fund

	Institutional
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017		2016		2015

Net asset value, beginning of period	$16.94		$15.18	$17.17	$14.03		$14.23		$15.03

Net investment income(a)	0.01		0.23	0.29	0.24		0.22		0.16
Net realized and unrealized gain (loss)	(2.12)		1.78	(2.03)	3.12		(0.33)		(0.64)

Net increase (decrease) from investment operations	(2.11)		2.01	(1.74)	3.36		(0.11)		(0.48)

Distributions from net investment income(b)	(0.20)		(0.25)	(0.25)	(0.22)		(0.09)		(0.32)

Net asset value, end of period	$14.63		$16.94	$15.18	$17.17		$14.03		$14.23

Total Return(c)
Based on net asset value	(12.65	)%(d)	13.57%	(10.33)%	24.36%		(0.76)%		(3.17)%

Ratios to Average Net Assets
Total expenses(e)	1.02	%(f)	1.04%	0.95%	1.10	%(g)(h)	1.26	%(g)(h)	1.25	%(g)(h)

Total expenses after fees waived and/or reimbursed(e)	0.89	%(f)	0.89%	0.91%	1.00	%(g)(h)	1.00	%(g)(h)	1.00	%(g)(h)

Net investment income(e)	0.10	%(f)	1.48%	1.68%	1.53	%(g)(h)	1.60	%(g)(h)	1.11	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$178,605		$186,318	$178,081	$166,510		$114,863		$130,327

Portfolio turnover rate	70%		114%	102%	101	%(i)	84	%(j)	112	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20 (unaudited)	Year Ended October 31,
		2019	2018	2017	2016	2015

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	N/A	N/A

(f)	Annualized.
(g)	Includes the Fund’s share of the allocated net expenses and/or net investment income of BlackRock Master International Portfolio (the “Portfolio”), an affiliate of the Fund.
(h)	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
(i)	Prior to February 27, 2017, the Fund invested all of its assets in the Portfolio. Portfolio turnover rate includes transactions from the Portfolio prior to February 27, 2017.
(j)	Portfolio turnover rate of the Portfolio.

See notes to financial statements.

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock International Fund (continued)

	Investor A
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017		2016		2015

Net asset value, beginning of period	$16.55		$14.84	$16.75	$13.71		$13.90		$14.68

Net investment income (loss)(a)	(0.01)		0.18	0.23	0.17		0.16		0.11
Net realized and unrealized gain (loss)	(2.07)		1.74	(1.96)	3.05		(0.31)		(0.62)

Net increase (decrease) from investment operations	(2.08)		1.92	(1.73)	3.22		(0.15)		(0.51)

Distributions from net investment income(b)	(0.17)		(0.21)	(0.18)	(0.18)		(0.04)		(0.27)

Net asset value, end of period	$14.30		$16.55	$14.84	$16.75		$13.71		$13.90

Total Return(c)
Based on net asset value	(12.75	)%(d)	13.24%	(10.48)%	23.77%		(1.10)%		(3.50)%

Ratios to Average Net Assets
Total expenses(e)	1.30	%(f)	1.34%	1.27%	1.45	%(g)(h)	1.64	%(g)(h)	1.59	%(g)(h)

Total expenses after fees waived and/or reimbursed(e)	1.14	%(f)	1.14%	1.19%	1.37	%(g)(h)	1.38	%(g)(h)	1.38	%(g)(h)

Net investment income (loss)(e)	(0.17	)%(f)	1.19%	1.38%	1.15	%(g)(h)	1.21	%(g)(h)	0.76	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$338,485		$381,389	$285,527	$336,934		$307,992		$285,442

Portfolio turnover rate	70%		114%	102%	101	%(i)	84	%(j)	112	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20 (unaudited)	Year Ended October 31,
		2019	2018	2017	2016	2015

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	N/A	N/A

(f)	Annualized.
(g)	Includes the Fund’s share of the allocated net expenses and/or net investment income of BlackRock Master International Portfolio (the “Portfolio”), an affiliate of the Fund.
(h)	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
(i)	Prior to February 27, 2017, the Fund invested all of its assets in the Portfolio. Portfolio turnover rate includes transactions from the Portfolio prior to February 27, 2017.
(j)	Portfolio turnover rate of the Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock International Fund (continued)

	Investor C
	Six Months Ended 04/30/20 (unaudited)		Year Ended October 31,
			2019	2018	2017		2016		2015

Net asset value, beginning of period	$15.40		$13.77	$15.52	$12.67		$12.94		$13.68

Net investment income (loss)(a)	(0.07)		0.06	0.09	0.04		0.02		(0.03)
Net realized and unrealized gain (loss)	(1.93)		1.65	(1.84)	2.83		(0.29)		(0.58)

Net increase (decrease) from investment operations	(2.00)		1.71	(1.75)	2.87		(0.27)		(0.61)

Distributions from net investment income(b)	(0.07)		(0.08)	—	(0.02)		—		(0.13)

Net asset value, end of period	$13.33		$15.40	$13.77	$15.52		$12.67		$12.94

Total Return(c)
Based on net asset value	(13.07	)%(d)	12.49%	(11.28)%	22.69%		(2.09)%		(4.49)%

Ratios to Average Net Assets
Total expenses(e)	2.19	%(f)	2.25%	2.15%	2.35	%(g)(h)	2.54	%(g)(h)	2.45	%(g)(h)

Total expenses after fees waived and/or reimbursed(e)	1.89	%(f)	1.89%	2.00%	2.31	%(g)(h)	2.42	%(g)(h)	2.37	%(g)(h)

Net investment income (loss)(e)	(0.95	)%(f)	0.43%	0.54%	0.26	%(g)(h)	0.19	%(g)(h)	(0.24	)%(g)(h)

Supplemental Data
Net assets, end of period (000)	$37,679		$53,396	$50,344	$72,478		$110,527		$136,136

Portfolio turnover rate	70%		114%	102%	101	%(i)	84	%(j)	112	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20 (unaudited)	Year Ended October 31,
		2019	2018	2017	2016	2015

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	N/A	N/A

(f)	Annualized.
(g)	Includes the Fund’s share of the allocated net expenses and/or net investment income of BlackRock Master International Portfolio (the “Portfolio”), an affiliate of the Fund.
(h)	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
(i)	Prior to February 27, 2017, the Fund invested all of its assets in the Portfolio. Portfolio turnover rate includes transactions from the Portfolio prior to February 27, 2017.
(j)	Portfolio turnover rate of the Portfolio.

See notes to financial statements.

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock International Fund (continued)

	Class K
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Period from 01/25/18(a) to 10/31/18

Net asset value, beginning of period	$16.95		$15.20	$19.02

Net investment income(b)	0.02		0.25	0.27
Net realized and unrealized gain (loss)	(2.12)		1.77	(4.09)

Net increase (decrease) from investment operations	(2.10)		2.02	(3.82)

Distributions from net investment income(c)	(0.21)		(0.27)	—

Net asset value, end of period	$14.64		$16.95	$15.20

Total Return(d)
Based on net asset value	(12.60	)%(e)	13.61%	(20.08	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.84	%(g)	0.90%	0.83	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.83	%(g)	0.84%	0.80	%(g)

Net investment income(f)	0.24	%(g)	1.58%	2.10	%(g)

Supplemental Data
Net assets, end of period (000)	$24,197		$16,983	$3,353

Portfolio turnover rate	70%		114%	102	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Period from 01/25/18(a) to 10/31/18
Investments in underlying funds	0.01%	0.01%	0.01%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock International Fund (continued)

	Class R

	Six Months

	Ended

	04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017		2016		2015

Net asset value, beginning of period	$16.56		$14.83	$16.73	$13.68		$13.88		$14.64

Net investment income (loss)(a)	(0.04)		0.14	0.19	0.13		0.12		0.06
Net realized and unrealized gain (loss)	(2.08)		1.76	(1.97)	3.05		(0.32)		(0.62)

Net increase (decrease) from investment operations	(2.12)		1.90	(1.78)	3.18		(0.20)		(0.56)

Distributions from net investment income(b)	(0.07)		(0.17)	(0.12)	(0.13)		—		(0.20)

Net asset value, end of period	$14.37		$16.56	$14.83	$16.73		$13.68		$13.88

Total Return(c)
Based on net asset value	(12.86	)%(d)	12.99%	(10.73)%	23.44%		(1.44)%		(3.81)%

Ratios to Average Net Assets
Total expenses(e)	1.54	%(f)	1.60%	1.51%	1.74	%(g)(h)	1.93	%(g)(h)	1.85	%(g)(h)

Total expenses after fees waived and/or reimbursed(e)	1.39	%(f)	1.39%	1.43%	1.66	%(g)(h)	1.70	%(g)(h)	1.70	%(g)(h)

Net investment income (loss)(e)	(0.49	)%(f)	0.94%	1.13%	0.87	%(g)(h)	0.90	%(g)(h)	0.42	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$5,448		$10,292	$16,624	$22,132		$20,819		$21,453

Portfolio turnover rate	70%		114%	102%	101	%(i)	84	%(j)	112	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	04/30/20	Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	N/A	N/A

(f)	Annualized.
(g)	Includes the Fund’s share of the allocated net expenses and/or net investment income of BlackRock Master International Portfolio (the “Portfolio”), an affiliate of the Fund.
(h)	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
(i)	Prior to February 27, 2017, the Fund invested all of its assets in the Portfolio. Portfolio turnover rate includes transactions from the Portfolio prior to February 27, 2017.
(j)	Portfolio turnover rate of the Portfolio.

See notes to financial statements.

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock International Fund (the “Fund”) is a series of the Corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

On November 13, 2019, the Board of Directors of the Fund approved a change in the fiscal year-end of the Fund, effective as of May 31, 2020, from October 31 to May 31.

Prior Year Reorganization: The Board of Directors of the Corporation (the “Board”), on behalf of the Fund and the Board of Directors of FDP Series, Inc., on behalf of FDP BlackRock International Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Fund. As a result, the Fund acquired substantially all of the assets and assumed certain of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Fund.

Each shareholder of the Target Fund received shares of the Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on September 20, 2019, less the costs of the Target Fund’s reorganization.

The reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Fund’s Share Class	Shares of the Fund
Institutional	233,696	0.76748650	Institutional	179,359
Investor A	3,305,070	0.78190322	Investor A	2,584,245
Investor C	1,127,886	0.83801038	Investor C	945,180

The Target Fund’s net assets and composition of net assets on September 20, 2019, the valuation date of the reorganization, were as follows:

Target Fund
Net assets	$58,493,422
Paid-in capital	62,922,434
Accumulated losses	(4,429,012)

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of the Fund before the reorganization were $544,136,728. The aggregate net assets of the Fund immediately after the reorganization amounted to $602,630,150. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
FDP BlackRock International Fund	$58,671,668	$55,611,634

The purpose of the transaction was to combine the assets of the Target Fund with the assets of the Fund. The reorganization was a tax-free event and was effective on September 23, 2019.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements  (unaudited) (continued)

Assuming the reorganization had been completed on November 1, 2018, the beginning of the fiscal reporting period of the Fund, the pro forma results of operations for the year ended October 31, 2019, are as follows:

•	Net investment income: $7,044,809

•	Net realized and change in unrealized gain on investments: $69,335,315

•	Net increase in net assets resulting from operations: $76,380,154

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since September 23, 2019.

Reorganization costs incurred by the Fund in connection with the reorganization were expensed by the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of April 30, 2020, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
BNP Paribas Securities Corp.	$5,558,000	$(5,558,000)	$—
Citigroup Global Markets, Inc.	2,275,308	(2,275,308)	—

	$7,833,308	$(7,833,308)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $500 Million	0.75%
In excess of $500 Million	0.70

With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which it acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Distribution and Service Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C	Class R
Distribution Fee.	—%	0.75%	0.25%
Service Fee	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended April 30, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Class R	Total
$460,737	$238,502	$20,284	$719,523

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2020, the Fund paid $16 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended April 30, 2020, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Investor K	Class R	Total
$2,151	$3,151	$661	$26	$68	$6,057

For the six months ended April 30, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Class R	Total
$184,264	$402,317	$87,438	$1,514	$8,656	$684,189

Other Fees: For the six months ended April 30, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $10,465.

For the six months ended April 30, 2020, affiliates received CDSCs as follows:

Investor A	Investor C

$2,416	$470

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

Expense Limitations, Waivers and Reimbursements: With respect to the Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through February 28, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. Prior to February 28, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2020, the amount waived was $7,090.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through February 28, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K	Class R

0.89%	1.14%	1.89%	0.84%	1.39%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through February 28, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2020, the Manager waived and/or reimbursed $14,708, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

For the six months ended April 30, 2020, the Fund reimbursed the Manager $4,638 for certain accounting services, which is included in accounting services in the Statement of Operations.

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended April 30, 2020, class specific expense waivers and/or reimbursements are as follows:

Institutional	Investor A	Investor C	Class K	Class R	Total

$117,293	$272,912	$70,653	$600	$5,836	$467,294

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2020, the Fund retained 73.5% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended April 30, 2020, the Fund paid BIM $2,284 for securities lending agent services.

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended April 30, 2020, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding short-term securities, were $451,174,096 and $429,620,038, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for the period ended April 30, 2020 and each of the four years ended October 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $22,866,550.

As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$610,190,985

Gross unrealized appreciation	$52,350,285
Gross unrealized depreciation	(52,228,611)

Net unrealized appreciation	$121,674

9.	BANK BORROWINGS

The Corporation, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2020, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19

	Shares	Amount	Shares	Amount

Institutional
Shares issued in the reorganization	—	$—	179,359	$2,943,243
Shares sold	2,996,418	47,338,976	3,428,871	53,657,180
Shares issued in reinvestment of distributions	112,012	1,947,890	182,335	2,585,515
Shares redeemed	(1,900,279)	(29,666,227)	(4,522,463)	(71,324,968)

Net increase (decrease)	1,208,151	$19,620,639	(731,898)	$(12,139,030)

Investor A
Shares issued in the reorganization	—	$—	2,584,245	$41,440,955
Shares sold and automatic conversion of shares	3,647,177	54,671,534	7,234,968	112,789,246
Shares issued in reinvestment of distributions	209,933	3,570,956	277,599	3,853,116
Shares redeemed	(3,229,629)	(50,858,166)	(6,301,833)	(98,462,576)

Net increase	627,481	$7,384,324	3,794,979	$59,620,741

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Year Ended 10/31/19

	Shares	Amount	Shares	Amount

Investor C
Shares issued in the reorganization	—	$—	945,180	$14,109,224
Shares sold	101,029	1,488,374	288,485	4,007,831
Shares issued in reinvestment of distributions	12,984	206,457	17,684	229,888
Shares redeemed and automatic conversion of shares	(754,565)	(11,020,143)	(1,438,768)	(20,471,037)

Net decrease	(640,552)	$(9,325,312)	(187,419)	$(2,124,094)

Class K
Shares sold	842,515	$13,443,965	896,698	$14,069,355
Shares issued to shareholders in reinvestment of distributions	12,946	225,123	5,425	76,874
Shares redeemed	(204,208)	(3,157,041)	(120,737)	(1,907,460)

Net increase	651,253	$10,512,047	781,386	$12,238,769

Class R
Shares sold	45,841	$702,265	117,846	$1,787,142
Shares issued in reinvestment of distributions	2,308	39,491	12,560	174,833
Shares redeemed	(290,476)	(4,648,265)	(629,936)	(9,563,729)

Net decrease	(242,327)	$(3,906,509)	(499,530)	$(7,601,754)

Total Net Increase	1,604,006	$24,285,189	3,157,518	$49,994,632

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) BlackRock Series, Inc., on behalf of BlackRock International Fund, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information

Mark Stalnecker, Chair of the Board and Director

Bruce R. Bond, Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Lena G. Goldberg, Director

Henry R. Keizer, Director

Cynthia A. Montgomery, Director

Donald C. Opatrny, Director

Joseph P. Platt, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Robert Fairbairn, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2019, Robert M. Hernandez retired as Director of the Fund.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Corporation

100 Bellevue Parkway

Wilmington, DE 19809

DIRECTOR AND OFFICER INFORMATION	29

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Form N-PORT and N-Q are available on the SEC’s website at sec.gov. The Fund’s Form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Change in Independent Registered Public Accounting Firm

In connection with the Fund’s change in its fiscal year-end, the Audit Committee of the Fund’s Board of Trustees approved a recommendation to change the independent registered public accounting firm from PricewaterhouseCoopers LLP (“PwC”) to Deloitte & Touche LLP (“D&T”) for the year ending May 31, 2020. Effective March 16, 2020, PwC was dismissed as the independent registered public accounting firm to the Fund. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2019 and October 31, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through March 16, 2020, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Fund’s fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through March 16, 2020, neither the Fund, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ADDITIONAL INFORMATION	31

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

IF-04/20-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

2

(a)(4) – Change in the registrant’s independent accounting agent

(b) – Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series, Inc.

Date: July 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series, Inc.

Date: July 2, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series, Inc.

Date: July 2, 2020

4